SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 2,982,883		$ 7,332,968		$ 5,941,348	$ 14,833,298	$ 20,599,228	$ 12,348,492
Cost of Revenues	2,588,055		6,270,572		5,269,444	12,343,676	17,506,433	10,153,217
Gross profit (loss)	394,828		1,062,396		671,904	2,489,622	3,092,795	2,195,275
Operating expenses	480,453		781,225		935,141	1,385,476	2,742,624	1,578,832
Loss from operations	(85,625)		281,171		(263,237)	1,104,146	350,171	616,443
Net loss	(356,118)	$ (532,306)	135,658	$ 711,276	(888,424)	846,934	(277,668)	397,047
Smart Energy [Member]
Revenues			910,391			1,538,094	1,709,799	2,238,503
Cost of Revenues			880,773			1,464,537	1,630,684	2,016,279
Gross profit (loss)			29,618			73,557	79,115	222,224
Operating expenses	2,847		2,022		5,532	6,134	12,708	13,482
Loss from operations	(2,847)		27,596		(5,532)	67,423	66,407	208,742
Net loss	(2,688)		21,727		(5,372)	59,568	58,151	159,520
Photoelectric Display [Member]
Revenues	2,982,577		6,195,380		5,939,602	12,675,303	18,183,974	9,515,457
Cost of Revenues	2,587,857		5,172,690		5,259,262	10,529,594	15,431,065	7,798,474
Gross profit (loss)	394,720		1,022,690		680,340	2,145,709	2,752,909	1,716,983
Operating expenses	420,982		595,065		773,259	1,113,559	1,743,219	1,049,744
Loss from operations	(26,262)		427,625		(92,919)	1,032,150	1,009,690	667,239
Net loss	(31,770)		338,659		(120,254)	863,135	834,284	510,643
Service Contracts [Member]
Revenues	306		227,197		1,746	619,901	705,455	594,532
Cost of Revenues	198		217,109		10,182	349,545	444,684	338,464
Gross profit (loss)	108		10,088		(8,436)	270,356	260,771	256,068
Operating expenses	8,123		5,736		17,748	17,217	33,191	46,270
Loss from operations	(8,015)		4,352		(26,184)	253,139	227,580	209,798
Net loss	(8,015)		3,958		(26,183)	230,065	204,848	196,241
Unallocated Items [Member]
Revenues
Cost of Revenues
Gross profit (loss)
Operating expenses	48,501		178,402		138,602	248,566	953,506	469,336
Loss from operations	(48,501)		(178,402)		(138,602)	(248,566)	(953,506)	(469,336)
Net loss	$ (313,645)		$ (228,686)		$ (736,615)	$ (305,834)	$ (1,374,951)	$ (469,357)